SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	9 Months Ended
Dec. 31, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

12. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses, JV contractor costs and administration expenses are as follows:

	Three months ended December 31,		Nine months ended December 31,
	2025(1)	2024(1)	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)	($)	($)
Exploration and evaluation expenses	2,522,000	2,798,000	12,652,000	10,398,000
Administration expenses (2)	53,000	87,000	247,000	255,000
	2,575,000	2,885,000	12,899,000	10,653,000

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 12(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Three months ended December 31,		Nine months ended December 31,
	2025(1)	2024(1)	2025(1)	2024(1)
	($)	($)	($)	($)
Salaries and Benefits	43,000	87,000	234,000	255,000
Data processing and retention	2,000	2,000	7,000	11,000
Insurance	8,000	6,000	23,000	20,000
Other office expenses	100,000	5,000	159,000	19,000
	153,000	100,000	423,000	305,000

(1)	rounded to the nearest thousand dollar